Loans (Troubled Debt Restructuring) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		¥ 67,107
Loan forgiveness or debt to equity swaps charge-off			34,360
Interest rate reduction and/or postponement of principal and/or interest		¥ 411,071	451,660
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		67,107
Loan forgiveness or debt to equity swaps charge-off			34,360
Interest rate reduction and/or postponement of principal and/or interest		375,386	406,912
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		67,058
Loan forgiveness or debt to equity swaps charge-off			34,081
Interest rate reduction and/or postponement of principal and/or interest		106,697	108,395
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		18,818	27,078
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		45,287	43,919
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		159,649	157,651
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		49
Loan forgiveness or debt to equity swaps charge-off			279
Interest rate reduction and/or postponement of principal and/or interest		17,417	28,244
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		7,933	6,342
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		2,518	7,120
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		17,067	28,163
Foreign
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		¥ 35,685	¥ 44,748

[1]	Amounts represent the book values of loans immediately after the restructurings.